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       Investments(R)








                                                 May 2, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Real Estate Shares (the "Fund")
     (File Nos. 33-65822 and 811-07379)
     CIK No. 0000908996

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 17 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-01-500016) on May 1, 2001.

     If you have any questions about this certification, please contact me at (617) 422-4742 (collect).

                                                 Very truly yours,


                                                 /s/ Thomas Lynch
                                                 Thomas Lynch
                                                 Associate Counsel


cc:  Mr. David Rule
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Ms. Michelle Rhee